Equity (Details) - Schedule of composition of share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition of share capital [Abstract]
Number of shares, Authorized	100,000,000	100,000,000
Number of shares, Issued and outstanding	15,955,875	13,639,451